Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 days	Dec. 31, 2012
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Health Insurer Fee, minimum of range	$ 575,000,000
Minimum percentage of the fair value of the loaned security the borrower must post as cash collateral	102.00%
Maximum percentage of the fair value of the loaned security the borrower must post as cash collateral	105.00%
Minimum days delinquent when a loan can be considered a problem loan (in days)	60
Property, Plant and Equipment, Gross	852,000,000	1,100,000,000
Accumulated depreciation	130,000,000	563,000,000
Minimum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	1.30%	1.30%
Maximum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	11.30%	11.30%
Minimum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	2.50%	2.50%
Maximum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	8.80%	8.80%
Discounted unpaid claim liabilities related to long-term disability and premium waiver contracts	1,900,000,000	1,800,000,000
Undiscounted value of unpaid claim liabilities related to long-term disability and premium waiver contracts	2,600,000,000	2,500,000,000
Minimum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	3.30%	3.50%
Maximum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	6.00%	6.00%
Minimum interest rate for pension and annuity investment contracts (in hundredths)	3.80%	3.50%
Maximum interest rate for pension and annuity investment contracts (in hundredths)	12.20%	11.10%
Minimum interest rate for group health and life contracts (in hundredths)	0.00%	0.00%
Maximum interest rate for group health and life contracts (in hundredths)	3.20%	3.30%
Health Insurer Fee, maximum of range	$ 625,000,000